DEBTS PAYABLE & SENIOR SECURED NOTES - Convertible debt (Details) - USD ($)			10 Months Ended	12 Months Ended
	Mar. 04, 2021	Feb. 26, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Accrued interest			$ 7,541,634	$ 7,541,634	$ 0
Repayment of debt				8,749,327	5,615,225
Debt payable
Disclosure of detailed information about borrowings [line items]
Repayment of debt				$ 8,749,327	$ 5,615,225
Convertible debt under liberty agreement | Liberty
Disclosure of detailed information about borrowings [line items]
Face value		$ 4,325,000
Accrued interest		$ 153,055
Annual interest rate		12.00%
Fair value of embedded derivative upon conversion feature		$ 3,154,389
Period for the conversion or paid out of the convertible debt	30 days
Repayment of debt			$ 50,000
Number of subordinate shares issued for conversion of debt			232,259